UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6620

Nuveen Insured California Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC)
	May 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 3.6% (2.5% of Total Investments)
$ 750	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	9/11 at 100.00	Baa1	$ 750,158
	Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)
1,500	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 –	5/15 at 100.00	Aa2	1,525,800
	AMBAC Insured
1,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 –	11/15 at 100.00	Aa2	1,008,030
	NPFG Insured
3,250	Total Education and Civic Organizations			3,283,988
	Health Care – 7.1% (5.0% of Total Investments)
3,000	California Health Facilities Financing Authority, Insured Revenue Bonds, Sutter Health, Series	8/11 at 100.00	AA–	2,999,790
	1998A, 5.375%, 8/15/30 – NPFG Insured
1,500	California Statewide Community Development Authority, Certificates of Participation, Sutter	8/11 at 100.00	AA+	1,505,085
	Health Obligated Group, Series 1999, 5.500%, 8/15/19 – AGM Insured
724	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA+	549,661
	System, Trust 2554, 18.728%, 7/01/47 – AGM Insured (IF)
1,480	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	1,468,412
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
6,704	Total Health Care			6,522,948
	Housing/Single Family – 0.1% (0.1% of Total Investments)
110	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A3	111,551
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
	Long-Term Care – 1.4% (1.0% of Total Investments)
1,250	California Health Facilities Financing Authority, Insured Revenue Bonds, Community Program for	No Opt. Call	A–	1,318,488
	Persons with Developmental Disabilities, Series 2011A, 6.250%, 2/01/26
	Tax Obligation/General – 34.2% (23.9% of Total Investments)
	Bonita Unified School District, San Diego County, California, General Obligation Bonds,
	Series 2004A:
1,890	5.250%, 8/01/23 – NPFG Insured	8/14 at 100.00	AA–	2,049,214
1,250	5.250%, 8/01/25 – NPFG Insured	8/14 at 100.00	AA–	1,337,663
	El Segundo Unified School District, Los Angeles County, California, General Obligation Bonds,
	Series 2004:
2,580	5.250%, 9/01/21 – FGIC Insured	9/14 at 100.00	AA–	2,810,575
1,775	5.250%, 9/01/22 – FGIC Insured	9/14 at 100.00	AA–	1,937,359
1,130	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	AA+	1,213,778
	Trust 2668, 9.549%, 2/01/16 – AGM Insured (IF)
1,225	Fresno Unified School District, Fresno County, California, General Obligation Refunding Bonds,	2/13 at 103.00	Aa3	1,355,009
	Series 1998A, 6.550%, 8/01/20 – NPFG Insured
1,180	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series	8/13 at 100.00	A+	1,210,786
	2004, 5.000%, 8/01/21 – FGIC Insured
3,000	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding	8/11 at 103.00	A	3,113,640
	Bonds, Series 1997A, 6.500%, 8/01/19 – NPFG Insured
160	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	163,578
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,000	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	Aa2	3,065,940
	Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured
	San Diego Unified School District, San Diego County, California, General Obligation Bonds,
	Election of 1998, Series 2001C:
1,335	5.000%, 7/01/21 – AGM Insured	7/11 at 102.00	AA+	1,366,413
3,500	5.000%, 7/01/22 – AGM Insured	7/11 at 102.00	AA+	3,582,355
4,895	5.000%, 7/01/23 – AGM Insured	7/11 at 102.00	AA+	5,010,179
3,000	San Jacinto Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA+	3,017,820
	Series 2007, 5.250%, 8/01/32 – AGM Insured
29,920	Total Tax Obligation/General			31,234,309
	Tax Obligation/Limited – 47.8% (33.3% of Total Investments)
1,000	Brea and Olinda Unified School District, Orange County, California, Certificates of	8/11 at 101.00	AA+	1,014,310
	Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured
	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for
	Self-Sufficiency Corporation, Series 2004:
1,215	5.000%, 12/01/19 – AMBAC Insured	12/13 at 100.00	AA	1,283,720
1,615	5.000%, 12/01/21 – AMBAC Insured	12/13 at 100.00	AA	1,687,998
195	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	186,601
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
595	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	483,925
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
3,190	Chula Vista Public Financing Authority, California, Pooled Community Facility District	9/15 at 100.00	Baa1	2,633,632
	Assessment Revenue Bonds, Series 2005A, 4.500%, 9/01/27 – NPFG Insured
1,900	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds,	9/12 at 100.00	N/R	1,823,620
	Community Facilities District 98-1, Series 2002, 5.100%, 9/01/25 – AMBAC Insured
5,000	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services	7/11 at 100.00	A2	4,440,400
	Facility Phase II, Series 2001, 5.250%, 1/01/34 – AMBAC Insured
3,180	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA+	2,394,413
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 4686, 9.139%, 6/01/45 –
	AGC Insured (IF)
700	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	9/17 at 100.00	Ba1	462,049
	Allocation Bonds, Series 2007A, 5.000%, 9/01/37 – SYNCORA GTY Insured
435	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater	9/13 at 100.00	A	428,171
	Project Area, Series 2003A, 5.000%, 9/01/20 – AMBAC Insured
345	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	293,015
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
895	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill	12/14 at 100.00	AA+	953,470
	Project, Series 2004A, 5.000%, 12/01/20 – AGM Insured
1,500	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police	1/17 at 100.00	A+	1,399,290
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
3,150	Moreno Valley Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A,	8/17 at 100.00	A–	2,562,651
	5.000%, 8/01/38 – AMBAC Insured
7,000	Rancho Cucamonga Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds,	9/17 at 100.00	A+	5,807,270
	Series 2007A, 5.000%, 9/01/34 – NPFG Insured
165	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	136,460
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
205	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	205,256
	8/01/25 – AMBAC Insured
5,150	San Jacinto Unified School District, Riverside County, California, Certificates of	9/20 at 100.00	AA+	4,867,214
	Participation, Series 2010, 5.375%, 9/01/40 – AGC Insured
1,500	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	8/15 at 100.00	BBB+	1,250,100
	2005A, 5.000%, 8/01/28 – NPFG Insured
3,565	Sweetwater Union High School District Public Financing Authority, California, Special Tax	9/15 at 100.00	AA+	3,585,713
	Revenue Bonds, Series 2005A, 5.000%, 9/01/25 – AGM Insured
3,250	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010,	9/20 at 100.00	AA+	3,214,315
	5.250%, 9/01/39 – AGM Insured
2,805	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California, General	10/11 at 100.00	A2	2,503,491
	Obligation Refunding Bonds, Series 2001A, 5.000%, 10/01/31 – NPFG Insured
48,555	Total Tax Obligation/Limited			43,617,084
	Transportation – 2.6% (1.8% of Total Investments)
2,400	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 –	9/14 at 100.00	A+	2,413,752
	NPFG Insured
	U.S. Guaranteed – 28.0% (19.6% of Total Investments)
6,000	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	AAA	8,659,620
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
5,135	Palmdale Community Redevelopment Agency, California, Single Family Restructured Mortgage	No Opt. Call	AAA	6,663,690
	Revenue Bonds, Series 1986A, 8.000%, 3/01/16 (Alternative Minimum Tax) (ETM)
6,220	Riverside County, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	AAA	8,479,104
	Revenue Bonds, Series 1987A, 9.000%, 5/01/21 (Alternative Minimum Tax) (ETM)
1,485	San Jose, California, Single Family Mortgage Revenue Bonds, Series 1985A,	No Opt. Call	Aaa	1,791,148
	9.500%, 10/01/13 (ETM)
18,840	Total U.S. Guaranteed			25,593,562
	Utilities – 0.3% (0.2% of Total Investments)
345	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	298,591
	9/01/31 – SYNCORA GTY Insured
	Water and Sewer – 18.2% (12.6% of Total Investments)
2,200	Atwater Public Financing Authority, California, Wastewater Revenue Bonds, Tender Option Bond	5/19 at 100.00	AA+	2,017,664
	Trust 3145, 17.925%, 5/01/40 – AGM Insured (IF)
5,255	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation,	3/13 at 100.00	A1	5,395,887
	Series 2003A, 5.000%, 3/01/20 – FGIC Insured
1,230	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation,	3/14 at 100.00	A1	1,267,121
	Series 2004A, 5.000%, 3/01/21 – FGIC Insured
235	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	228,632
	5.000%, 4/01/36 – NPFG Insured
5,000	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	A+	4,766,750
	AMBAC Insured
220	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AA–	219,311
	5.000%, 6/01/31 – NPFG Insured
1,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	9/16 at 100.00	N/R	1,162,080
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured
1,345	West Basin Municipal Water District, California, Revenue Certificates of Participation, Series	8/13 at 100.00	Aa2	1,427,149
	2003A, 5.000%, 8/01/20 – NPFG Insured
16,985	Total Water and Sewer			16,484,594
$ 128,359	Total Investments (cost $130,494,866) – 143.3%			130,878,867
	Variable Rate Demand Preferred Shares, at Liquidation Value – (46.8)% (4)			(42,700,000)
	Other Assets Less Liabilities – 3.5%			3,135,344
	Net Assets Applicable to Common Shares – 100%			$ 91,314,211

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$130,878,867	$ —	$130,878,867

During the period ended May 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2011, the cost of investments was $130,404,226.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 6,125,495
Depreciation	(5,650,854)
Net unrealized appreciation (depreciation) of investments	$ 474,641

The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.6%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Insured California Premium Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         July 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         July 29, 2011